Parent Company Only Financial Statements - Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Assets
Cash and due from banks	$ 358,440		$ 256,639			$ 282,157
Investment in affiliates	1,683		1,683			1,683
Accrued interest receivable	37,933		42,609			41,065
Net deferred tax assets	43,701		44,703			32,626
Other assets	45,911		52,603			43,726
Total assets	9,781,645		9,371,429			9,134,258
Liabilities and stockholder's equity
Related party notes payable	41,295		41,295			41,295
Subordinated debentures	56,083		56,083			56,083
Accrued interest payable	4,469		5,273			6,790
Income taxes payable	0		4,915			12,390
Accrued expenses and other liabilities	35,372		40,720			42,583
Total liabilities	8,312,093		7,950,339			7,717,044
Stockholder's equity
Common stock	579		579			579
Additional paid-in capital	1,260,844		1,260,124			1,260,124
Retained earnings	206,018		166,544			163,592
Accumulated other comprehensive income (loss)	2,111	$ (3,042)	(6,157)	$ (7,214)	$ (13,535)	(7,081)	$ 19,111	$ 16,542
Total stockholder's equity	1,469,552		1,421,090	$ 1,437,656		1,417,214	$ 1,388,563	$ 1,354,799
Total liabilities and stockholder's equity	$ 9,781,645		9,371,429			9,134,258
National Australia Bank Limited
Assets
Cash and due from banks			5,753			6,710
Investment in subsidiaries			1,508,175			1,503,778
Investment in affiliates			1,683			1,683
Accrued interest receivable			2			2
Net deferred tax assets			416			413
Other assets			7,469			14,521
Total assets			1,523,498			1,527,107
Liabilities and stockholder's equity
Related party notes payable			41,295			41,295
Subordinated debentures			56,083			56,083
Accrued interest payable			115			113
Income taxes payable			4,915			12,390
Accrued expenses and other liabilities			0			12
Total liabilities			102,408			109,893
Stockholder's equity
Common stock			579			579
Additional paid-in capital			1,260,124			1,260,124
Retained earnings			166,544			163,592
Accumulated other comprehensive income (loss)			(6,157)			(7,081)
Total stockholder's equity			1,421,090			1,417,214
Total liabilities and stockholder's equity			$ 1,523,498			$ 1,527,107